Equity Index Fund
Equity Index Fund May 1, 2018
Investment Objective.
The Fund seeks investment results that correspond to the investment performance of the S&P 500® Index.
Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Equity Index Fund Equity Index Fund Class USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Equity Index Fund Equity Index Fund Class
Management Fees	0.08%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.14%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Equity Index Fund | Equity Index Fund Class | USD ($)	14	45	79	181

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 5.23% of the average value of its portfolio.
Principal Investment Strategies.
The Fund primarily invests in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The components of the index are market capitalization weighted, adjusted for free float. The Fund also purchases futures contracts on the S&P 500® Index to invest available cash to attempt to efficiently and cost effectively keep the Fund fully invested on a daily basis in an attempt to minimize deviation from the performance of the S&P 500® Index. Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P 500® Index, which are typically companies with market capitalizations of $6.1 billion or greater. The Fund is rebalanced at approximately the same time that the S&P 500® Index to which the Fund is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter.
Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.
  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.
  Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the fund concentrates its assets in certain industries to the same extent that the S&P 500® Index does, the fund bears concentration risk.
  Index risk: The Fund’s investment performance may not precisely duplicate the performance of the S&P 500® index due to factors such as operating and transaction costs, as well as weighting of each security in the index.
  Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
  Futures risk: The Fund’s investments in futures contracts may not exactly match the performance of the underlying index.
  Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter,” than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Performance/Annual Return.
The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Second quarter 2009	15.82%
Worst	Fourth quarter 2008	(21.87)%

Average Annual Total Returns (for periods ended December 31, 2017)
Average Annual Total Returns - Equity Index Fund	Past One Year	Past Five Years	Past Ten Years
Equity Index Fund Class	21.65%	15.58%	8.29%
S&P 500® Index (Index reflects no deduction for fees and expenses)	21.83%	15.79%	8.50%